Financial Assets - Summary of Financial Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	¥ 799	¥ 1,049
Other non-current financial assets (FVPL)	92	106
Non listed shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	100	188
Other non-current financial assets (FVPL)	28	32
Non-tradable shares [member]
Disclosure of financial assets [line items]
Other equity instrument investment (FVOCI)	699	861
Listed shares [member]
Disclosure of financial assets [line items]
Other non-current financial assets (FVPL)	¥ 64	¥ 74